FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivative financial instruments (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Embedded derivative financial instruments held		0
Threshold business days for linear convention	360 days
Threshold business days for exponential convention	252 days